Note 13 - Commitments, Contingencies and Pledged Assets (Tables)	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2026	2025	2025

Credit asset commitments	$600,220	$589,005	$591,162
Letters of credit	43,526	46,849	47,651

	$643,746	$635,854	$638,813